Property, plant and equipment - Summary of Property Plant And Equipment (Detail) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2020		Dec. 31, 2021		Jun. 30, 2020		Jun. 30, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	£ 43.3	[1]	£ 48.5	[1]	£ 37.1
Ending balance	48.5	[1]	73.5		43.3	[1]	£ 37.1
Assets under construction	2.9		3.2		1.2		0.0
Laboratory equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13.2		12.5		10.4
Ending balance	12.5		15.3		13.2		10.4
Assets under construction	0.0		0.0		0.0		0.0
Office fixtures, fittings and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6.0		4.9		7.0
Ending balance	4.9		7.0		6.0		7.0
Assets under construction	0.0		0.0		0.0		0.0
Cell line assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5.3		5.6		0.0
Ending balance	5.6		7.3		5.3		0.0
Assets under construction	0.0		2.3		1.2		0.0
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	18.8		25.5		19.7
Ending balance	25.5		43.9		18.8		19.7
Assets under construction	2.9		0.9		0.0		0.0
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	70.7		78.7		58.2		44.7
Additions	11.0		34.5		12.5		16.8
Disposals	(0.2)		(3.1)		(1.4)		(3.7)
Exchange differences	(2.8)		1.4		0.8		0.4
Acquisitions			0.8		0.6
Reclassification					0.0
Ending balance	78.7		112.3		70.7		58.2
Gross carrying amount [member] | Laboratory equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	29.3		29.8		23.0		16.0
Additions	2.0		5.9		7.0		7.2
Disposals	0.0		(1.1)		0.0		(0.4)
Exchange differences	(1.5)		0.7		0.4		0.2
Acquisitions			0.8		0.3
Reclassification					(1.4)
Ending balance	29.8		36.1		29.3		23.0
Gross carrying amount [member] | Office fixtures, fittings and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15.5		15.0		15.1		13.5
Additions	0.5		5.3		1.3		4.7
Disposals	0.0		(2.0)		(1.4)		(3.3)
Exchange differences	(1.0)		0.2		0.4		0.2
Acquisitions			0.0		0.1
Reclassification					0.0
Ending balance	15.0		18.5		15.5		15.1
Gross carrying amount [member] | Cell line assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5.6		6.2		0.0		0.0
Additions	0.6		2.3		4.2		0.0
Disposals	0.0		0.0		0.0		0.0
Exchange differences	0.0		0.0		0.0		0.0
Acquisitions			0.0		0.0
Reclassification					1.4
Ending balance	6.2		8.5		5.6		0.0
Gross carrying amount [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	20.3		27.7		20.1		15.2
Additions	7.9		21.0		0.0		4.9
Disposals	(0.2)		0.0		0.0		0.0
Exchange differences	(0.3)		0.5		0.0		0.0
Acquisitions			0.0		0.2
Reclassification					0.0
Ending balance	27.7		49.2		20.3		20.1
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	27.4		30.2		21.1		19.6
Disposals			(2.6)		(1.4)		(3.7)
Exchange differences	(1.5)		0.2		0.4		0.4
Charge for the year	4.3		11.0		7.3		4.8
Ending balance	30.2		38.8		27.4		21.1
Accumulated depreciation [member] | Laboratory equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16.1		17.3		12.6		10.4
Disposals			(1.1)		0.0		(0.4)
Exchange differences	(0.8)		0.3		0.1		0.2
Charge for the year	2.0		4.3		3.4		2.4
Ending balance	17.3		20.8		16.1		12.6
Accumulated depreciation [member] | Office fixtures, fittings and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9.5		10.1		8.1		9.2
Disposals			(1.5)		(1.4)		(3.3)
Exchange differences	(0.7)		0.1		0.2		0.2
Charge for the year	1.3		2.8		2.6		2.0
Ending balance	10.1		11.5		9.5		8.1
Accumulated depreciation [member] | Cell line assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0.3		0.6		0.0		0.0
Disposals			0.0		0.0		0.0
Exchange differences	0.0		0.0		0.0		0.0
Charge for the year	0.3		0.6		0.3		0.0
Ending balance	0.6		1.2		0.3		0.0
Accumulated depreciation [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1.5		2.2		0.4		0.0
Disposals			0.0		0.0		0.0
Exchange differences	0.0		(0.2)		0.1		0.0
Charge for the year	0.7		3.3		1.0		0.4
Ending balance	£ 2.2		£ 5.3		£ 1.5		£ 0.4

[1]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.